Condensed financial information of the Company - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 283,131,542	$ 426,399,881	$ 926,809,581
Short-term investments	11,992,929	85,211,338
Other receivables	383,513,125	298,190,097
Due from subsidiaries		2,854,538
Total current assets	4,889,207,126	4,785,819,348
TOTAL ASSETS	5,850,278,327	6,446,279,290	7,669,323,576
Current liabilities
PRC other tax payable	24,924,141	18,620,109
Other payables and accrued liabilities	489,622,793	555,176,693
Current portion of long-term bank loans and other debt	1,653,119,929	1,466,820,657
Payroll and welfare payables	16,431,804	15,391,685
Total current liabilities	4,792,960,096	4,777,783,176
Other long-term debt	259,081,410	275,100,201
Total liabilities	5,767,491,498	6,033,050,053
Shareholders' equity
Common shares, $0.0001 par value: Authorized500,000,000 shares, issued and outstanding 108,029,257 shares as of December 31, 2022 (2021: 107,757,721 shares)	16,415	16,415
Treasury shares	(116,061,577)	(116,061,577)
Additional paid-in capital	544,954,556	544,386,509
Retained earnings	(656,638,114)	(387,664,005)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	(69,887,101)	254,098,511
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,850,278,327	$ 6,446,279,290
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	108,029,257	107,757,721
Common stock, shares outstanding	108,029,257	107,757,721
Parent Company
Current assets
Cash and cash equivalents	$ 2,794,414	$ 160,209	$ 2,463,042	$ 28,591,381
Short-term investments	946,076	70,875,668
Other receivables	1,037,835	21,248
Due from subsidiaries	49,101,879	49,101,879
Total current assets	53,880,204	120,159,004
Investments in subsidiaries	1,008,221,487	1,163,420,854
TOTAL ASSETS	1,062,101,691	1,283,579,858
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	88,642,571	35,216,403
Current portion of long-term bank loans and other debt	721,386,784	726,734,558
Due to subsidiaries	320,978,971	266,089,765
Payroll and welfare payables	64,888	525,043
Total current liabilities	1,131,988,792	1,029,481,347
Other long-term debt	0	0
Total liabilities	1,131,988,792	1,029,481,347
Shareholders' equity
Common shares, $0.0001 par value: Authorized500,000,000 shares, issued and outstanding 108,029,257 shares as of December 31, 2022 (2021: 107,757,721 shares)	16,415	16,415
Treasury shares	(116,061,577)	(116,061,577)
Additional paid-in capital	544,954,556	544,386,509
Retained earnings	(498,796,495)	(174,242,836)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	(69,887,101)	254,098,511
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,062,101,691	$ 1,283,579,858
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares outstanding	108,029,257	107,757,721